UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2009









                                                                      (Form N-Q)

48502-0809                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Inc., MBIA Insurance Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity

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1  |  USAA Virginia Bond Fund

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PORTFOLIO OF INVESTMENTS


USAA VIRGINIA BOND FUND
June 30, 2009 (unaudited)



----------------------------------------------------------------------------------------------------

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON           FINAL             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (97.4%)

               VIRGINIA (92.9%)
$  3,305       Abingdon Town IDA                            5.25%         7/01/2016         $ 3,318
   1,360       Abingdon Town IDA                            5.38          7/01/2028           1,251
   2,500       Albemarle County IDA                         5.00          1/01/2031           1,835
   5,755       Alexandria IDA (INS) (PRE)                   5.90         10/01/2020           6,196
  12,480       Alexandria IDA (INS) (PRE)(a)                5.90         10/01/2030          13,437
   1,000       Amherst IDA                                  5.00          9/01/2026             848
   2,000       Amherst IDA                                  4.75          9/01/2030           1,540
   5,310       Bedford County EDA (INS)                     5.25          5/01/2031           5,303
   8,065       Biotechnology Research Park Auth.            5.00          9/01/2021           8,361
   2,615       Capital Region Airport Commission (INS)      5.00          7/01/2031           2,643
   1,390       College Building Auth.  (PRE)                5.80          4/01/2016           1,459
   6,215       College Building Auth.  (PRE)                5.00          9/01/2019           6,526
   1,000       College Building Auth.  (PRE)                6.00          4/01/2020           1,051
   6,530       College Building Auth.                       5.00          9/01/2020           6,712
   5,000       College Building Auth.                       5.00          6/01/2029           4,173
  11,710       College Building Auth.                       5.00          6/01/2036           8,775
   3,290       College Building Auth.  (PRE)                5.00          6/01/2036           3,779
   5,400       Commonwealth Housing Dev. Auth.              4.60          4/01/2028           5,067
   4,005       Commonwealth Port Auth.                      5.00          7/01/2030           4,088
  11,145       Fairfax (INS)                                4.75          1/15/2035          11,156
   1,255       Fairfax                                      4.75          1/15/2036           1,256
   7,100       Fairfax County EDA                           5.00         10/01/2027           5,736
  12,700       Fairfax County EDA (INS)                     5.00          4/01/2029          12,995
   7,980       Fairfax County EDA                           5.00          1/15/2030           8,134
   6,150       Fairfax County EDA                           5.00          4/01/2032           6,180
   5,750       Fairfax County EDA                           4.88         10/01/2036           4,074
   7,500       Fairfax County EDA                           5.13         10/01/2037           5,704
   1,000       Fairfax County IDA                           5.25          5/15/2026           1,031
   2,000       Fairfax County Redevelopment and Housing
                  Auth.                                     6.00         12/15/2028           2,007
   5,235       Fairfax County Water Auth.  (PRE)            5.63          4/01/2025           5,494
   1,000       Fairfax County Water Auth.  (PRE)            5.75          4/01/2030           1,050
   5,770       Farms of New Kent Community Dev. Auth.       5.45          3/01/2036           3,266
  12,275       Fauquier County IDA (INS)                    5.25         10/01/2025          10,986
   1,000       Fauquier County IDA                          5.00         10/01/2027             857
   8,825       Fauquier County IDA                          5.25         10/01/2037           7,288
   6,195       Frederick County IDA (INS)                   4.75          6/15/2036           5,827
   2,500       Fredericksburg City EDA                      5.25          6/15/2023           2,495
   7,500       Front Royal & Warren County IDA (INS) (a)    5.00          4/01/2029           7,540
   7,540       Galax IDA (INS)                              5.75          9/01/2020           7,310
   9,030       Hampton (INS)                                5.25          1/15/2023           8,995
   9,000       Hampton Roads Sanitation District            5.00          4/01/2033           9,178
  12,185       Hanover County IDA (INS)                     6.38          8/15/2018          13,427
  10,000       Harrisonburg IDA (INS)                       4.50          8/15/2039           7,348
  10,000       Henrico County                               5.00          5/01/2036          10,208
   3,200       Henrico County EDA                           5.00         10/01/2027           2,537
   9,350       Henrico County EDA                           5.60         11/15/2030           9,303
     400       Henrico County EDA  (PRE)                    5.60         11/15/2030             456
   5,170       Henrico County EDA                           5.00         10/01/2035           3,827
================================================================================
                                                  Portfolio of Investments  |  2

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 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON           FINAL             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  4,105       Housing Dev. Auth.                           4.50%         1/01/2039         $ 3,552
   3,500       Isle of Wight County IDA                     5.85          1/01/2018           3,246
   1,000       King George County IDA (INS)                 5.00          3/01/2032             997
   5,000       Lewistown Commerce Center Community Dev.
                  Auth.                                     5.75          3/01/2017           4,005
   1,545       Lynchburg  (PRE)                             5.75          6/01/2030           1,636
   5,000       Marquis Community Dev. Auth.                 5.63          9/01/2018           3,832
   2,440       Montgomery County IDA (INS) (PRE)            5.50          1/15/2022           2,635
   5,500       Montgomery County IDA                        5.00          2/01/2029           5,527
   3,170       Newport News  (PRE)                          5.75          5/01/2018           3,375
   6,750       Newport News  (PRE)                          5.75          5/01/2020           7,186
   5,245       Newport News EDA                             5.00          7/01/2031           5,351
   1,850       Norfolk Redevelopment and Housing Auth.      5.50         11/01/2019           1,909
   5,000       Peninsula Town Center Community Dev.
                  Auth.                                     6.45          9/01/2037           3,646
   2,815       Powhatan County EDA (INS)                    5.00          3/15/2032           2,704
   1,620       Prince William County (INS)                  5.00          9/01/2024           1,644
   1,210       Prince William County IDA                    5.50         10/01/2017           1,177
   1,695       Prince William County IDA                    5.00         10/01/2018           1,738
   1,350       Prince William County IDA                    5.50         10/01/2019           1,288
   3,370       Prince William County IDA                    4.88          1/01/2020           2,628
   3,985       Prince William County IDA                    5.38         10/01/2023           4,040
   8,000       Prince William County IDA                    5.13          1/01/2026           5,664
   7,500       Prince William County IDA                    5.50         10/01/2033           7,133
   4,000       Prince William County Service Auth. (INS)
                  (PRE)                                     5.60          7/01/2024           4,041
   4,645       Public School Auth.  (PRE)                   6.00          8/01/2019           4,714
  10,585       Public School Auth.  (PRE)(a)                5.50          8/01/2020          11,265
   5,310       Rappahannock Regional Jail Auth. (INS)       4.75         12/01/2031           4,949
   6,280       Rappahannock Regional Jail Auth. (INS)       4.50         12/01/2036           5,894
   1,790       Resources Auth.  (PRE)                       5.63         10/01/2022           1,903
   3,945       Resources Auth.                              4.75         11/01/2035           3,887
   2,000       Resources Auth.                              4.38         11/01/2036           1,845
   2,150       Reynolds Crossing Community Dev. Auth.       5.10          3/01/2021           1,760
   2,500       Richmond (INS)                               4.50          1/15/2033           2,386
   2,000       Richmond                                     5.00          1/15/2035           2,017
   6,295       Richmond Convention Center Auth.  (PRE)      6.13          6/15/2020           6,700
  14,750       Richmond Convention Center Auth.  (PRE)(a)   6.13          6/15/2025          15,699
   5,120       Roanoke County EDA (INS)                     5.00         10/15/2027           5,285
   2,850       Roanoke County EDA (INS)                     5.00         10/15/2032           2,860
   4,285       Roanoke County EDA (INS)                     5.13         10/15/2037           4,305
   1,500       Small Business Financing Auth.               5.25          9/01/2027           1,088
  15,000       Small Business Financing Auth.               5.25          9/01/2037           9,910
   6,345       Spotsylvania County EDA (INS)                5.00          2/01/2031           6,354
   7,400       Stafford County and City of Stauton IDA
                  (INS)                                     5.25          8/01/2031           7,304
  16,155       Stafford County and City of Stauton IDA
                  (INS)                                     5.25          8/01/2036          15,633
  10,000       Tobacco Settlement Financing Corp.           5.00          6/01/2047           5,432
  10,850       Univ. of Virginia                            5.00          6/01/2027          11,184
  10,395       Virginia Beach  (PRE)(a)                     5.50          8/01/2025          10,960
   1,000       Virginia Beach Dev. Auth.                    6.15          7/01/2027             769
   5,000       Watkins Centre Community Dev. Auth.          5.40          3/01/2020           4,191
                                                                                    ---------------
                                                                                            489,275
                                                                                    ---------------
               DISTRICT OF COLUMBIA (3.1%)
   2,825       Metropolitan Airports Auth.                  5.00         10/01/2029           2,811
  12,465       Metropolitan Airports Auth.  (b)             5.00         10/01/2030          12,335
   1,000       Metropolitan Area Transit Auth.              5.13          7/01/2032             989
                                                                                    ---------------
                                                                                             16,135
                                                                                    ---------------
               PUERTO RICO (1.4%)
   6,180       Commonwealth  (PRE)                          5.25          7/01/2032           7,250
                                                                                    ---------------
               Total Fixed-Rate Instruments (cost: $544,511)                                512,660
                                                                                    ---------------

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3  |  USAA Virginia Bond Fund

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 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                    COUPON           FINAL             VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (3.5%)

               VIRGINIA (3.4%)
$ 5,835        Caroline County IDA (LOC - Regions Bank)     3.10%        12/01/2037         $ 5,835
  5,120        Caroline County IDA (LOC - Regions Bank)     3.10         12/01/2037           5,120
  6,000        Russell County IDA (LOC - Regions Bank)      4.00          7/01/2038           6,000
  1,000        Smyth County IDA (LOC - Regions Bank)        4.00          7/01/2032           1,000
                                                                                    ---------------
                                                                                             17,955
                                                                                    ---------------
               PUERTO RICO (0.1%)
    600        Commonwealth (LIQ)(LOC - Bank of America,
                  N.A.) (c)                                 0.75          7/01/2011             600
                                                                                    ---------------
               Total Variable-Rate Demand Notes (cost: $18,555)                              18,555
                                                                                    ---------------


               TOTAL INVESTMENTS (COST: $563,066)                                   $       531,215
                                                                                    ===============

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                                                  Portfolio of Investments  |  4

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NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
5  |  USAA Virginia Bond Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                                    Significant
                                            Other Significant      Unobservable
                         Quoted Prices      Observable Inputs          Inputs
Investments                (Level 1)            (Level 2)            (Level 3)
--------------------------------------------------------------------------------
Municipal Securities*         $-              $531,215,000              $-
                         -------------------------------------------------------
Total                         $-              $531,215,000              $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or

================================================================================
                                         Notes to Portfolio of Investments  |  6

================================================================================

available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $11,974,000 and $43,825,000, respectively, resulting in net unrealized depreciation of $31,851,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $526,442,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(b) At June 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $12,335,000.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
7  |  USAA Virginia Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.